Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	American Funds Portfolio Series
Entity Central Index Key	0001537151
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
American Funds® Global Growth Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class A
Trading Symbol	PGGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 39	0.35%
*Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%	[1]
Factors Affecting Performance [Text Block]
Management's discussion of
fund
performance
The fund’s Class A shares gained 22.74% for the
year ended
October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns
for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming
volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced
domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class A (with sales charge) *	15.70%	10.41%	10.33%
American Funds Global Growth Portfolio — Class A (without sales charge) *	22.74%	11.73%	10.98%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions
are reinvested
. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class C
Trading Symbol	GGPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $1
0,0
00 i
nv
est
me
nt)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 122	1.10%
*Annualized.

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.10%	[1]
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 21.82% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class C (with sales charge) *	20.82%	10.88%	10.31%
American Funds Global Growth Portfolio — Class C (without sales charge) *	21.82%	10.88%	10.31%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class T
Trading Symbol	TPGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 23.03% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class T (with sales charge) 2	19.96%	11.43%	11.48%
American Funds Global Growth Portfolio — Class T (without sales charge) 2	23.03%	12.00%	11.81%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.84%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class F-1
Trading Symbol	PGGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 22.72% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class F-1 *	22.72%	11.70%	10.96%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class F-2
Trading Symbol	PGWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 23.03% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class F-2 *	23.03%	12.00%	11.25%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class F-3
Trading Symbol	PGXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 23.16% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class F-3 2	23.16%	12.12%	12.14%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.96%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-A
Trading Symbol	CPGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 22.69% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class 529-A (with sales charge) *	18.42%	10.89%	10.54%
American Funds Global Growth Portfolio — Class 529-A (without sales charge) *	22.69%	11.68%	10.94%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-C
Trading Symbol	CPGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year?
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 126	1.14%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 21.74% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class 529-C (with sales charge) *	20.74%	10.84%	10.50%
American Funds Global Growth Portfolio — Class 529-C (without sales charge) *	21.74%	10.84%	10.50%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *L ess th an 1%.
American Funds® Global Growth Portfolio - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-E
Trading Symbol	CGGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year?
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 70	0.63%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 22.41% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional
periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class 529-E *	22.41%	11.43%	10.68%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-T
Trading Symbol	TGPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year?
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares
gained
22.98% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index).
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class 529-T (with sales charge) 2	19.91%	11.38%	11.42%
American Funds Global Growth Portfolio — Class 529-T (without sales charge) 2	22.98%	11.95%	11.76%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.84%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-F-1
Trading Symbol	CGGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 22.97% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class 529-F-1 *	22.97%	11.91%	11.18%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-F-2
Trading Symbol	FGGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 23.03% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled
outside
the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class 529-F-2 2	23.03%	11.98%	11.98%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	14.60%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class 529-F-3
Trading Symbol	FGPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 23.11% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled
outside
the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total
returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class 529-F-3 2	23.11%	12.06%	12.05%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	14.60%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class ABLE-A
Trading Symbol	CGGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEA . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 22.86% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled
outside
the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class ABLE-A (with sales charge) 2	18.57%	11.08%	10.00%
American Funds Global Growth Portfolio — Class ABLE-A (without sales charge) 2	22.86%	11.87%	10.54%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.45%
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Jul. 13, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Global Growth Portfolio Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class ABLE-F-2
Trading Symbol	CGHGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEF2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 23.12% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled
outside
the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total
returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class ABLE-F-2 2	23.12%	12.06%	12.05%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	14.60%
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-1
Trading Symbol	RGGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based
on a
hypothetical $1
0,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 118	1.06%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 21.89% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks
. U.S. e
quities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annu
al t
otal returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-1 *	21.89%	10.98%	10.21%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund sta tis tics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Les s than 1%.
American Funds® Global Growth Portfolio - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-2
Trading Symbol	RGGBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 121	1.09%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 21.82% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual to
tal
returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-2 *	21.82%	10.90%	10.16%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less tha n 1%.
American Funds® Global Growth Portfolio - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-2E
Trading Symbol	REBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 90	0.81%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 22.15% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual tota
l ret
urns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-2E *	22.15%	11.22%	10.54%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund st atis tics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-3
Trading Symbol	RGLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,0
00
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 22.41% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-3 *	22.41%	11.41%	10.65%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Le ss than 1%.
American Funds® Global Growth Portfolio - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-4
Trading Symbol	RGGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 in
ves
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 39	0.35%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 22.72% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-4 *	22.72%	11.74%	10.99%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-5E
Trading Symbol	RGTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothe tical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 23.02% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Global Growth Portfolio — Class R-5E 2	23.02%	11.96%	11.18%
MSCI ACWI (All Country World Index) 3	22.64%	14.61%	11.38%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-5
Trading Symbol	RGGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a h ypoth etical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 23.06% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-5 *	23.06%	12.06%	11.31%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Global Growth Portfolio - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Global Growth Portfolio
Class Name	Class R-6
Trading Symbol	RGGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Global Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 inves tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 23.16% for the year ended October 31, 2025. That result compares with a 22.64% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. All major regions delivered positive returns, with non-U.S. markets outpacing the U.S. throughout 2025. While U.S. equities benefited from strong tech earnings and large-cap growth, they slightly trailed the broader global rally. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
Equities domiciled outside the U.S. remained a sizeable portion of portfolio holdings and outpaced domestic stocks. U.S. equities also had strong returns during the period. From a sector perspective, information technology, industrials and communication services were key contributors to returns for the year.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Global Growth Portfolio — Class R-6 *	23.16%	12.12%	11.37%
MSCI ACWI (All Country World Index) †	22.64%	14.61%	11.31%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 7,186,000,000
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 7,186
Total number of portfolio holdings	8
Total advisory fees paid (in millions)	None
Portfolio turnover rate	5%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class A
Trading Symbol	GWPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 22.91% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class A (with sales charge) *	15.83%	12.32%	11.58%
American Funds Growth Portfolio — Class A (without sales charge) *	22.91%	13.66%	12.24%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class C
Trading Symbol	GWPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 122	1.10%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 22.00% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class C (with sales charge) *	21.00%	12.80%	11.56%
American Funds Growth Portfolio — Class C (without sales charge) *	22.00%	12.80%	11.56%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class T
Trading Symbol	TGGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 23.22% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class T (with sales charge) 2	20.16%	13.37%	12.70%
American Funds Growth Portfolio — Class T (without sales charge) 2	23.22%	13.94%	13.03%
S&P 500 Index 3	21.45%	17.64%	15.16%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.04%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class F-1
Trading Symbol	GWPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 41	0.37%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 22.88% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class F-1 *	22.88%	13.63%	12.21%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class F-2
Trading Symbol	GWPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 23.23% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class F-2 *	23.23%	13.94%	12.51%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class F-3
Trading Symbol	GWPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 23.31% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class F-3 2	23.31%	14.05%	13.18%
S&P 500 Index 3	21.45%	17.64%	15.21%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.25%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-A
Trading Symbol	CGPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 in
ve
stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 42	0.38%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 22.86% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class 529-A (with sales charge) *	18.55%	12.82%	11.79%
American Funds Growth Portfolio — Class 529-A (without sales charge) *	22.86%	13.62%	12.19%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-C
Trading Symbol	CGPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10, 00 0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 127	1.14%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 21.94% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class 529-C (with sales charge) *	20.94%	12.75%	11.75%
American Funds Growth Portfolio — Class 529-C (without sales charge) *	21.94%	12.75%	11.75%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-E
Trading Symbol	CGPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 69	0.62%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 22.59% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class 529-E *	22.59%	13.36%	11.93%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-T
Trading Symbol	TPGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 23.18% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class 529-T (with sales charge) 2	20.12%	13.31%	12.64%
American Funds Growth Portfolio — Class 529-T (without sales charge) 2	23.18%	13.88%	12.97%
S&P 500 Index 3	21.45%	17.64%	15.16%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.04%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-F-1
Trading Symbol	CGPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 inves
tm
ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 23.15% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class 529-F-1 *	23.15%	13.86%	12.43%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-F-2
Trading Symbol	FGPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,00 0 in vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 23.18% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
retu
rns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class 529-F-2 2	23.18%	13.91%	13.90%
S&P 500 Index 3	21.45%	17.64%	17.63%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class 529-F-3
Trading Symbol	FPGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 23.26% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class 529-F-3 2	23.26%	13.98%	13.98%
S&P 500 Index 3	21.45%	17.64%	17.63%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class ABLE- A
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class ABLE-A
Trading Symbol	CGQGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEA . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]
What were the fund
costs
for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 23.05% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s
overall
results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class ABLE-A (with sales charge) 2	18.72%	12.99%	11.26%
American Funds Growth Portfolio — Class ABLE-A (without sales charge) 2	23.05%	13.80%	11.80%
S&P 500 Index 3	21.45%	17.64%	14.86%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	7.44%
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

Performance Inception Date	Jul. 13, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class ABLE-F-2
Trading Symbol	CGRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEF2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]
What were the fund costs
for
the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 23.31% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s
overall
results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class ABLE-F-2 2	23.31%	14.02%	14.01%
S&P 500 Index 3	21.45%	17.64%	17.63%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-1
Trading Symbol	RGWAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 122	1.10%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 22.02% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-1 *	22.02%	12.81%	11.40%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-2
Trading Symbol	RGWBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 121	1.09%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 22.02% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-2 *	22.02%	12.83%	11.41%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-2E
Trading Symbol	RBGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 90	0.81%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 22.32% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-2E *	22.32%	13.14%	11.73%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-3
Trading Symbol	RGPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.64%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 22.56% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-3 *	22.56%	13.33%	11.91%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-4
Trading Symbol	RGWEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.34%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 22.92% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-4 *	22.92%	13.68%	12.24%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-5E
Trading Symbol	RGSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.14%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 23.19% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth Portfolio — Class R-5E 2	23.19%	13.89%	12.46%
S&P 500 Index 3	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	7.80%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-5
Trading Symbol	RGWFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 23.28% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-5 *	23.28%	14.00%	12.57%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth Portfolio - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Growth Portfolio
Class Name	Class R-6
Trading Symbol	RGWGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 23.33% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall results were fueled by U.S.-based equities, which provided strong returns for the period. International equities contributed positively to results as well. From a sector perspective, information technology, communication services and industrials had a significant impact on absolute returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth Portfolio — Class R-6 *	23.33%	14.05%	12.62%
S&P 500 Index †	21.45%	17.64%	14.64%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 24,970,000,000
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 24,970
Total number of portfolio holdings	7
Total advisory fees paid (in millions)	None
Portfolio turnover rate	1%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class A
Trading Symbol	GAIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 17.81% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class A (with sales charge) *	11.06%	10.79%	9.42%
American Funds Growth and Income Portfolio — Class A (without sales charge) *	17.81%	12.10%	10.07%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class C
Trading Symbol	GAITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 115	1.06%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 16.92% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class C (with sales charge) *	15.92%	11.28%	9.42%
American Funds Growth and Income Portfolio — Class C (without sales charge) *	16.92%	11.28%	9.42%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class T
Trading Symbol	TGXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 18.11% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class T (with sales charge) 2	15.17%	11.84%	10.37%
American Funds Growth and Income Portfolio — Class T (without sales charge) 2	18.11%	12.41%	10.71%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg Global Aggregate Index 3	5.69%	(1.63) %	0.96%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.04%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class F-1
Trading Symbol	GAIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.37%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 17.76% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class F-1 *	17.76%	12.05%	10.03%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class F-2
Trading Symbol	GAIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 18.07% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime
, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class F-2 *	18.07%	12.36%	10.31%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class F-3
Trading Symbol	GAIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 18.22% for the year ended October 31, 2025. That result compares
with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class F-3 2	18.22%	12.48%	10.85%
S&P 500 Index 3	21.45%	17.64%	15.21%
Bloomberg Global Aggregate Index 3	5.69%	(1.63) %	1.11%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.25%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-A
Trading Symbol	CGNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 17.74% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors
influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply
, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class 529-A (with sales charge) *	13.61%	11.26%	9.63%
American Funds Growth and Income Portfolio — Class 529-A (without sales charge) *	17.74%	12.06%	10.02%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-C
Trading Symbol	CGNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 120	1.11%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 16.87% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets posted robust gains
over
the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class 529-C (with sales charge) *	15.87%	11.22%	9.60%
American Funds Growth and Income Portfolio — Class 529-C (without sales charge) *	16.87%	11.22%	9.60%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all
distributions
are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s):
S&P
Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-E
Trading Symbol	CGNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 17.50% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets posted robust
gains over
the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class 529-E *	17.50%	11.81%	9.77%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all
distributions are reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-T
Trading Symbol	TGGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's
discussion
of fund performance
The fund’s Class 529-T shares gained 18.05% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based
equities
, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class 529-T (with sales charge) 2	15.11%	11.78%	10.31%
American Funds Growth and Income Portfolio — Class 529-T (without sales charge) 2	18.05%	12.34%	10.64%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg Global Aggregate Index 3	5.69%	(1.63) %	0.96%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.04%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-F-1
Trading Symbol	CGNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 18.03% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns
were
fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class 529-F-1 *	18.03%	12.28%	10.25%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-F-2
Trading Symbol	FGGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last
year
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 18.07% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative
policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class 529-F-2 2	18.07%	12.35%	12.34%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg Global Aggregate Index 3	5.69%	(1.63) %	(1.63) %
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones
Indices
LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions )	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class 529-F-3
Trading Symbol	FGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 18.12% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive
returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class 529-F-3 2	18.12%	12.41%	12.40%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg Global Aggregate Index 3	5.69%	(1.63) %	(1.63) %
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without
which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index
Services
Ltd and MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class ABLE-A
Trading Symbol	CGNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEA . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 17.88% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus
measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class ABLE-A (with sales charge) 2	13.76%	11.42%	9.56%
American Funds Growth and Income Portfolio — Class ABLE-A (without sales charge) 2	17.88%	12.22%	10.09%
S&P 500 Index 3	21.45%	17.64%	14.86%
Bloomberg Global Aggregate Index 3	5.69%	(1.63) %	0.59%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	7.44%
1
Class ABLE-A shares were
first
offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Jul. 13, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class ABLE-F-2
Trading Symbol	CGLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEF2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 18.15% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class ABLE-F-2 2	18.15%	12.44%	12.44%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg Global Aggregate Index 3	5.69%	(1.63) %	(1.63) %
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-1
Trading Symbol	RGNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 118	1.09%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 16.90% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-1 *	16.90%	11.26%	9.23%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by f und type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-2
Trading Symbol	RGNBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 116	1.07%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 16.98% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-2 *	16.98%	11.28%	9.25%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by f und type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-2E
Trading Symbol	RBEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 17.21% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-2E *	17.21%	11.56%	9.55%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings b y fu nd type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-3
Trading Symbol	RAICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 17.43% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-3 *	17.43%	11.75%	9.72%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-4
Trading Symbol	RGNEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 17.79% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-4 *	17.79%	12.10%	10.05%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio ho ldin gs by fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-5E
Trading Symbol	RGQFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 17.98% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Growth and Income Portfolio — Class R-5E 2	17.98%	12.31%	10.35%
S&P 500 Index 3	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index 3	5.69%	(1.63) %	1.25%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	7.80%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdi ngs by fund type (percent of net assets) *Less than 1%.
American Funds Growth and Income Portfolio - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-5
Trading Symbol	RGNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 18.14% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-5 *	18.14%	12.41%	10.37%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdi ngs b y fund type (percent of net assets) *Less than 1%.
American Funds® Growth and Income Portfolio - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Growth and Income Portfolio
Class Name	Class R-6
Trading Symbol	RGNGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 18.18% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
Global equity markets posted robust gains over the fiscal year, overcoming volatility from trade tensions and geopolitical uncertainty. U.S. equities delivered strong gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and Korea rallied sharply, more than offsetting the modest decline in India.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Growth and Income Portfolio — Class R-6 *	18.18%	12.46%	10.43%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg Global Aggregate Index †	5.69%	(1.63) %	1.10%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 21,691,000,000
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 21,691
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfo lio h oldings by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class A
Trading Symbol	BLPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 15.24% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class A (with sales charge) *	8.64%	8.58%	7.83%
American Funds Moderate Growth and Income Portfolio — Class A (without sales charge) *	15.24%	9.87%	8.47%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holding s by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class C
Trading Symbol	BLPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 14.43% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which
provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class C (with sales charge) *	13.43%	9.06%	7.84%
American Funds Moderate Growth and Income Portfolio — Class C (without sales charge) *	14.43%	9.06%	7.84%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holding s by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio -Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class T
Trading Symbol	TBBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 15.59% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class T (with sales charge) 2	12.71%	9.62%	8.77%
American Funds Moderate Growth and Income Portfolio — Class T (without sales charge) 2	15.59%	10.18%	9.09%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.04%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by f und type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class F-1
Trading Symbol	BLPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 15.23% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class F-1 *	15.23%	9.84%	8.43%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio ho ldin gs by fund type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class F-2
Trading Symbol	BLPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 15.44% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class F-2 *	15.44%	10.11%	8.71%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested.
Any
market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holding s by fu nd type (percent of net assets) *Less than 1%.
American Funds Moderate Growth and Income Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class F-3
Trading Symbol	BLPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 15.63% for
the
year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class F-3 2	15.63%	10.21%	9.22%
S&P 500 Index 3	21.45%	17.64%	15.21%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.25%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-A
Trading Symbol	CBAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 15.21% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class 529-A (with sales charge) *	11.17%	9.06%	8.04%
American Funds Moderate Growth and Income Portfolio — Class 529-A (without sales charge) *	15.21%	9.84%	8.43%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-C
Trading Symbol	CBPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 14.37% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class 529-C (with sales charge) *	13.37%	9.01%	8.02%
American Funds Moderate Growth and Income Portfolio — Class 529-C (without sales charge) *	14.37%	9.01%	8.02%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-E
Trading Symbol	CBAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 14.95% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class 529-E *	14.95%	9.59%	8.18%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-T
Trading Symbol	TBPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 15.47% for the year ended October 31, 2025. That result
compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class 529-T (with sales charge) 2	12.60%	9.56%	8.70%
American Funds Moderate Growth and Income Portfolio — Class 529-T (without sales charge) 2	15.47%	10.12%	9.02%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.04%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-F-1
Trading Symbol	CBAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 15.44% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class 529-F-1 *	15.44%	10.04%	8.66%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-F-2
Trading Symbol	FBBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 15.48% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class 529-F-2 2	15.48%	10.10%	10.10%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class 529-F-3
Trading Symbol	FPPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 15.53% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class 529-F-3 2	15.53%	10.15%	10.14%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class ABLE-A
Trading Symbol	CBAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEA . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 15.36% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class ABLE-A (with sales charge) 2	11.32%	9.19%	8.04%
American Funds Moderate Growth and Income Portfolio — Class ABLE-A (without sales charge) 2	15.36%	9.96%	8.56%
S&P 500 Index 3	21.45%	17.64%	14.86%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	2.01%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	7.44%
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Jul. 13, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class ABLE-F-2
Trading Symbol	CBBGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEF2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 15.58% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class ABLE-F-2 2	15.58%	10.20%	10.19%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-1
Trading Symbol	RBAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hy po thetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 115	1.07%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 14.40% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-1 *	14.40%	9.04%	7.65%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-2
Trading Symbol	RBABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 117	1.09%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 14.36% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-2 *	14.36%	9.04%	7.65%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-2E
Trading Symbol	RBBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 87	0.81%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 14.69% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-2E *	14.69%	9.33%	7.96%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-3
Trading Symbol	RBACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 69	0.64%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 14.85% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-3 *	14.85%	9.51%	8.13%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-4
Trading Symbol	RBAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 15.20% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-4 *	15.20%	9.84%	8.45%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-5E
Trading Symbol	RGPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 15.40% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Moderate Growth and Income Portfolio — Class R-5E 2	15.40%	10.06%	8.68%
S&P 500 Index 3	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	7.80%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-5
Trading Symbol	RBAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 15.59% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-5 *	15.59%	10.16%	8.77%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Moderate Growth and Income Portfolio - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Moderate Growth and Income Portfolio
Class Name	Class R-6
Trading Symbol	RBAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Moderate Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 15.60% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve to cut interest rates in September and October 2025.
The fund’s overall returns were fueled by U.S.-based equities, which provided strong gains for the period. Overseas equities outpaced U.S. stocks but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and communication services sectors were the largest contributors to equity returns.
The fund’s bond holdings, while offering income and stability, saw smaller positive returns. Securitized debt and investment-grade corporates accounted for more than half of the fixed income allocation and contributed to absolute returns. High yield was a top contributor to returns as well.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Moderate Growth and Income Portfolio — Class R-6 *	15.60%	10.21%	8.82%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 16,065,000,000
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 16,065
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class A
Trading Symbol	INPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 11.80% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class A (with sales charge) *	5.40%	7.29%	6.32%
American Funds Conservative Growth and Income Portfolio — Class A (without sales charge) *	11.80%	8.57%	6.95%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class C
Trading Symbol	INPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 11.06% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns
but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within
fixed
income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average
annual
total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class C (with sales charge) *	10.06%	7.78%	6.32%
American Funds Conservative Growth and Income Portfolio — Class C (without sales charge) *	11.06%	7.78%	6.32%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class T
Trading Symbol	TTPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 in ves tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 12.17% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for
the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within
fixed
income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class T (with sales charge) 2	9.34%	8.32%	6.80%
American Funds Conservative Growth and Income Portfolio — Class T (without sales charge) 2	12.17%	8.86%	7.12%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.04%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class F-1
Trading Symbol	INPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 11.83% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s
focus
on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within
fixed
income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class F-1 *	11.83%	8.53%	6.91%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment
results
assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class F-2
Trading Symbol	INPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 12.09% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within
fixed
income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class F-2 *	12.09%	8.80%	7.18%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested
and
reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class F-3
Trading Symbol	INPDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10 ,000 inves tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 12.22% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and
October
2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within
fixed
income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class F-3 2	12.22%	8.90%	7.25%
S&P 500 Index 3	21.45%	17.64%	15.21%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.25%
1
Class F-3
shares
were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-A
Trading Symbol	CIPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,0 00 inv estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 11.79% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the
S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class 529-A (with sales charge) *	7.88%	7.77%	6.53%
American Funds Conservative Growth and Income Portfolio — Class 529-A (without sales charge) *	11.79%	8.53%	6.91%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees
and
expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-C
Trading Symbol	CIPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10,00 0 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 116	1.10%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 11.06% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class 529-C (with sales charge) *	10.06%	7.73%	6.50%
American Funds Conservative Growth and Income Portfolio — Class 529-C (without sales charge) *	11.06%	7.73%	6.50%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all
distributions
are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-E
Trading Symbol	CIPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 i nvestm ent)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund
performance
The fund’s Class 529-E shares gained 11.58% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class 529-E *	11.58%	8.28%	6.66%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-T
Trading Symbol	TPTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypo theti cal $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 10	0.09%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 12.12% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total
returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class 529-T (with sales charge) 2	9.29%	8.26%	6.74%
American Funds Conservative Growth and Income Portfolio — Class 529-T (without sales charge) 2	12.12%	8.80%	7.06%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.04%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-F-1
Trading Symbol	CIPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypotheti cal $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 12.12% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class 529-F-1 *	12.12%	8.74%	7.14%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested
and
reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets ( in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-F-2
Trading Symbol	FTPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? ( based on a hypothetical $10, 000 i nvestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 11	0.10%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 12.12% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class 529-F-2 2	12.12%	8.80%	8.79%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC,
Bloomberg
Index Services Ltd and MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class 529-F-3
Trading Symbol	FPTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10, 000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 12.17% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects
, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information
technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class 529-F-3 2	12.17%	8.84%	8.84%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class ABLE-A
Trading Symbol	CIPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEA . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 11.99% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class ABLE-A (with sales charge) 2	8.07%	7.91%	6.49%
American Funds Conservative Growth and Income Portfolio — Class ABLE-A (without sales charge) 2	11.99%	8.68%	7.00%
S&P 500 Index 3	21.45%	17.64%	14.86%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	2.01%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	7.44%
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Jul. 13, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class ABLE-F-2
Trading Symbol	CIQGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEF2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 12.20% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns
for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class ABLE-F-2 2	12.20%	8.89%	8.88%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	11.18%
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-1
Trading Symbol	RNCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 113	1.07%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 11.07% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns
for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-1 *	11.07%	7.77%	6.14%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-2
Trading Symbol	RINBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 115	1.09%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 11.04% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-2 *	11.04%	7.74%	6.14%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-2E
Trading Symbol	RNBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 11.32% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-2E *	11.32%	8.05%	6.50%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-3
Trading Symbol	RNCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 11.50% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-3 *	11.50%	8.22%	6.61%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-4
Trading Symbol	RINEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 11.85% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-4 *	11.85%	8.54%	6.93%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-5E
Trading Symbol	RGOFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 17	0.16%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 12.07% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation
rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Conservative Growth and Income Portfolio — Class R-5E 2	12.07%	8.76%	7.24%
S&P 500 Index 3	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	7.80%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-5
Trading Symbol	RINFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 12.13% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities
offered
strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-5 *	12.13%	8.86%	7.24%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Conservative Growth and Income Portfolio - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Conservative Growth and Income Portfolio
Class Name	Class R-6
Trading Symbol	RINGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 12.26% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs. The U.S. fixed income market also delivered strong results, with corporate bond spreads tightening to their lowest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025.
The fund’s focus on domestic, dividend-paying equities offered strong overall returns for the fiscal year. Equity holdings outside of the U.S. delivered even higher returns but remained a relatively smaller portion of the portfolio. Overall, the information technology, industrials and financials sectors were the largest
contributors to absolute equity returns.
Within fixed income, corporates, securitized and emerging market bond holdings were key contributors to returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Conservative Growth and Income Portfolio — Class R-6 *	12.26%	8.91%	7.30%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,013,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 9,013
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	2%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class Name	Class A
Trading Symbol	TAIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio

(the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 11.96% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest level in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
The fund’s overall results were fueled by dividend-paying equities, which provided strong returns for the period. Equities domiciled overseas were particularly additive to returns. U.S. equities and the fund’s fixed-income holdings also contributed positively.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class A (with sales charge) *	7.79%	7.84%	6.98%
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class A (without sales charge) *	11.96%	8.67%	7.38%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,022,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,022
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class Name	Class C
Trading Symbol	TAICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 11.20% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest level in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
The fund’s overall results were fueled by dividend-paying equities, which provided strong returns for the period. Equities domiciled overseas were particularly additive to returns. U.S. equities and the fund’s fixed-income holdings also contributed positively.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class C (with sales charge) *	10.20%	7.91%	6.77%
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class C (without sales charge) *	11.20%	7.91%	6.77%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,022,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,022
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class Name	Class T
Trading Symbol	TATAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 12.28% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest level in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
The fund’s overall results were fueled by dividend-paying equities, which provided strong returns for the period. Equities domiciled overseas were particularly additive to returns. U.S. equities and the fund’s fixed-income holdings also contributed positively.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class T (with sales charge) 2	9.46%	8.47%	7.57%
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class T (without sales charge) 2	12.28%	9.01%	7.89%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.04%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,022,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,022
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class Name	Class F-1
Trading Symbol	TAIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 11.91% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest level in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
The fund’s overall results were fueled by dividend-paying equities, which provided strong returns for the period. Equities domiciled overseas were particularly additive to returns. U.S. equities and the fund’s fixed-income holdings also contributed positively.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class F-1 *	11.91%	8.62%	7.36%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,022,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,022
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class Name	Class F-2
Trading Symbol	TXIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio

(the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 12.17% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest level in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
The fund’s overall results were fueled by dividend-paying equities, which provided strong returns for the period. Equities domiciled overseas were particularly additive to returns. U.S. equities and the fund’s fixed-income holdings also contributed positively.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class F-2 *	12.17%	8.92%	7.63%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
MSCI ACWI (All Country World Index) Ex USA †	24.93%	11.18%	7.67%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,022,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,022
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Tax-Aware Conservative Growth and Income Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Aware Conservative Growth and Income Portfolio
Class Name	Class F-3
Trading Symbol	TYIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Aware Conservative Growth and Income Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 12.30% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest level in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the Federal Reserve to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
The fund’s overall results were fueled by dividend-paying equities, which provided strong returns for the period. Equities domiciled overseas were particularly additive to returns. U.S. equities and the fund’s fixed-income holdings also contributed positively.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Aware Conservative Growth and Income Portfolio — Class F-3 2	12.30%	9.02%	8.00%
S&P 500 Index 3	21.45%	17.64%	15.21%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
MSCI ACWI (All Country World Index) Ex USA 3	24.93%	11.18%	8.25%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC, Bloomberg Index Services Ltd and MSCI.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 6,022,000,000
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 6,022
Total number of portfolio holdings	9
Total advisory fees paid (in millions)	None
Portfolio turnover rate	39%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class A
Trading Symbol	PPVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 5.36% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class A (with sales charge) *	2.75%	0.70%	1.51%
American Funds Preservation Portfolio — Class A (without sales charge) *	5.36%	1.22%	1.77%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class C
Trading Symbol	PPVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 112	1.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 4.63% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class C (with sales charge) *	3.63%	0.53%	1.21%
American Funds Preservation Portfolio — Class C (without sales charge) *	4.63%	0.53%	1.21%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class T
Trading Symbol	TPPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 5.79% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class T (with sales charge) 2	3.17%	1.03%	1.94%
American Funds Preservation Portfolio — Class T (without sales charge) 2	5.79%	1.55%	2.23%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	5.47%	1.32%	2.03%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class F-1
Trading Symbol	PPVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 5.46% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class F-1 *	5.46%	1.23%	1.78%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class F-2
Trading Symbol	PPEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's
discussion
of fund performance
The fund’s Class F-2 shares gained 5.77% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class F-2 *	5.77%	1.50%	2.06%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all
distributions
are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class F-3
Trading Symbol	PPFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's
discussion
of fund performance
The fund’s Class F-3 shares gained 5.76% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class F-3 2	5.76%	1.59%	2.30%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	5.47%	1.32%	2.03%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-A
Trading Symbol	CPPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 5.50% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class 529-A (with sales charge) *	2.88%	0.73%	1.53%
American Funds Preservation Portfolio — Class 529-A (without sales charge) *	5.50%	1.25%	1.78%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses.
When
applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-C
Trading Symbol	CPPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 116	1.13%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 4.71% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class 529-C (with sales charge) *	3.71%	0.47%	1.40%
American Funds Preservation Portfolio — Class 529-C (without sales charge) *	4.71%	0.47%	1.40%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds Preservation Portfolio - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-E
Trading Symbol	CPPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 5.26% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class 529-E *	5.26%	1.02%	1.56%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-T
Trading Symbol	TPAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-T shares gained 5.73% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class 529-T (with sales charge) 2	3.10%	0.97%	1.87%
American Funds Preservation Portfolio — Class 529-T (without sales charge) 2	5.73%	1.49%	2.17%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	5.47%	1.32%	2.03%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-F-1
Trading Symbol	CPPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 5.55% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before
gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class 529-F-1 *	5.55%	1.40%	1.99%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they
would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-F-2
Trading Symbol	FPPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 5.76% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness
in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class 529-F-2 2	5.76%	1.51%	1.51%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	5.47%	1.32%	1.32%
1
Class 529-
F
-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class 529-F-3
Trading Symbol	FFPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $ 10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 5.80% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward
Treasuries
, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual t
otal
returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class 529-F-3 2	5.80%	1.54%	1.54%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	5.47%	1.32%	1.32%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class ABLE-A
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class ABLE-A
Trading Symbol	CPPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEA . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEA
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-A	$ 25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-A shares gained 5.55% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEA
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than
half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class ABLE-A (with sales charge) 2	2.93%	0.85%	2.04%
American Funds Preservation Portfolio — Class ABLE-A (without sales charge) 2	5.55%	1.37%	2.39%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	2.01%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	5.47%	1.32%	2.35%
1
Class ABLE-A shares were first offered on July 13, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jul. 13, 2018
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class ABLE-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class ABLE-F-2
Trading Symbol	CPQGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-ABLEF2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-ABLEF2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class ABLE-F-2	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class ABLE-F-2 shares gained 5.75% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-ABLEF2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half
of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class ABLE-F-2 2	5.75%	1.62%	1.62%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	5.47%	1.32%	1.32%
1
Class ABLE-F-2 shares were first offered on October 30, 2020.
2
Investment
results
assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-1
Trading Symbol	RPPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 110	1.07%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 4.69% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-1 *	4.69%	0.53%	1.04%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-2
Trading Symbol	RPPBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 4.69% for the year ended October 31, 2025. That result
compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns
for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-2 *	4.69%	0.51%	1.05%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s):
Bloomberg
Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions )	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-2E
Trading Symbol	RPBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 4.90% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-2E *	4.90%	0.77%	1.34%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-3
Trading Symbol	RPPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 5.10% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods
, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-3 *	5.10%	0.96%	1.50%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are
reinvested
and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-4
Trading Symbol	RPPEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 5.52% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-4 *	5.52%	1.28%	1.82%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-5E
Trading Symbol	RGMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 5.59% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Preservation Portfolio — Class R-5E 2	5.59%	1.44%	2.05%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index 3	5.47%	1.32%	1.87%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Nov. 20, 2015
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets ) *Less than 1%.
American Funds® Preservation Portfolio - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-5
Trading Symbol	RPPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment )
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 5.81% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered
potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-5 *	5.81%	1.56%	2.11%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statist ic s
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Preservation Portfolio - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Preservation Portfolio
Class Name	Class R-6
Trading Symbol	RPPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 5.87% for the year ended October 31, 2025. That result compares with a 5.47% gain for the Bloomberg 1-5 Year U.S. Government/Credit A+ Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around Federal Reserve policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end the year close to its low for the year. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
The fund’s securitized fixed income assets accounted for more than half of the portfolio and were a key contributor to returns for the year. Investment-grade corporates also delivered strong returns. Additionally, the fund had a sizable weighting toward Treasuries, which offered potential for income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Preservation Portfolio — Class R-6 *	5.87%	1.61%	2.16%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index †	5.47%	1.32%	1.87%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,881,000,000
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,881
Total number of portfolio holdings	2
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets) *Less than 1%.
American Funds® Tax-Exempt Preservation Portfolio - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Exempt Preservation Portfolio
Class Name	Class A
Trading Symbol	TEPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 4.28% for the year ended October 31, 2025. That result compares with a 4.34% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
During the fund’s fiscal year, U.S. municipal bonds posted strong returns. The Federal Reserve cut rates four times in response to persistent inflation and growing labor market weakness, driving short-term yields lower. Long-term municipal yields initially rose but finished the period lower amid strong investor demand and a steepening yield curve. Meanwhile, Treasury yields also declined after June, reflecting a shift toward safe-haven assets due to reduced issuance and economic slowdown concerns.
The fund’s returns were driven by a combination of its short- and intermediate-term municipal bond holdings, as well as a moderate cash allocation. The portfolio also offered potential for tax-exempt income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Preservation Portfolio — Class A (with sales charge) *	1.64%	0.71%	1.38%
American Funds Tax-Exempt Preservation Portfolio — Class A (without sales charge) *	4.28%	1.22%	1.63%
Bloomberg Municipal Bond Index †	4.17%	1.16%	2.42%
Bloomberg Municipal Bond 1-7 Year Blend Index †	4.34%	1.32%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 395,000,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 395
Total number of portfolio holdings	4
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds® Tax-Exempt Preservation Portfolio - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Exempt Preservation Portfolio
Class Name	Class C
Trading Symbol	TEPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 3.53% for the year ended October 31, 2025. That result compares with a 4.34% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
During the fund’s fiscal year, U.S. municipal bonds posted strong returns. The Federal Reserve cut rates four times in response to persistent inflation and growing labor market weakness, driving short-term yields lower. Long-term municipal yields initially rose but finished the period lower amid strong investor demand and a steepening yield curve. Meanwhile, Treasury yields also declined after June, reflecting a shift toward safe-haven assets due to reduced issuance and economic slowdown concerns.
The fund’s returns were driven by a combination of its short- and intermediate-term municipal bond holdings, as well as a moderate cash allocation. The portfolio also offered potential for tax-exempt income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Preservation Portfolio — Class C (with sales charge) *	2.53%	0.54%	1.07%
American Funds Tax-Exempt Preservation Portfolio — Class C (without sales charge) *	3.53%	0.54%	1.07%
Bloomberg Municipal Bond Index †	4.17%	1.16%	2.42%
Bloomberg Municipal Bond 1-7 Year Blend Index †	4.34%	1.32%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 395,000,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 395
Total number of portfolio holdings	4
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds® Tax-Exempt Preservation Portfolio - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Exempt Preservation Portfolio
Class Name	Class T
Trading Symbol	TTEPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class T shares gained 4.60% for the year ended October 31, 2025. That result compares with a 4.34% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index.
What factors influenced results
During the fund’s fiscal year, U.S. municipal bonds posted strong returns. The Federal Reserve cut rates four times in response to persistent inflation and growing labor market weakness, driving short-term yields lower. Long-term municipal yields initially rose but finished the period lower amid strong investor demand and a steepening yield curve. Meanwhile, Treasury yields also declined after June, reflecting a shift toward safe-haven assets due to reduced issuance and economic slowdown concerns.
The fund’s returns were driven by a combination of its short- and intermediate-term municipal bond holdings, as well as a moderate cash allocation. The portfolio also offered potential for tax-exempt income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Exempt Preservation Portfolio — Class T (with sales charge) 2	1.95%	1.04%	1.75%
American Funds Tax-Exempt Preservation Portfolio — Class T (without sales charge) 2	4.60%	1.56%	2.05%
Bloomberg Municipal Bond Index 3	4.17%	1.16%	2.44%
Bloomberg Municipal Bond 1-7 Year Blend Index 3	4.34%	1.32%	1.93%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Apr. 07, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 395,000,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 395
Total number of portfolio holdings	4
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds® Tax-Exempt Preservation Portfolio - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Exempt Preservation Portfolio
Class Name	Class F-1
Trading Symbol	TEPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 4.13% for the year ended October 31, 2025. That result compares with a 4.34% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
During the fund’s fiscal year, U.S. municipal bonds posted strong returns. The Federal Reserve cut rates four times in response to persistent inflation and growing labor market weakness, driving short-term yields lower. Long-term municipal yields initially rose but finished the period lower amid strong investor demand and a steepening yield curve. Meanwhile, Treasury yields also declined after June, reflecting a shift toward safe-haven assets due to reduced issuance and economic slowdown concerns.
The fund’s returns were driven by a combination of its short- and intermediate-term municipal bond holdings, as well as a moderate cash allocation. The portfolio also offered potential for tax-exempt income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Preservation Portfolio — Class F-1 *	4.13%	1.19%	1.61%
Bloomberg Municipal Bond Index †	4.17%	1.16%	2.42%
Bloomberg Municipal Bond 1-7 Year Blend Index †	4.34%	1.32%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 395,000,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 395
Total number of portfolio holdings	4
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds® Tax-Exempt Preservation Portfolio - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Exempt Preservation Portfolio
Class Name	Class F-2
Trading Symbol	TXEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 4.53% for the year ended October 31, 2025. That result compares with a 4.34% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
During the fund’s fiscal year, U.S. municipal bonds posted strong returns. The Federal Reserve cut rates four times in response to persistent inflation and growing labor market weakness, driving short-term yields lower. Long-term municipal yields initially rose but finished the period lower amid strong investor demand and a steepening yield curve. Meanwhile, Treasury yields also declined after June, reflecting a shift toward safe-haven assets due to reduced issuance and economic slowdown concerns.
The fund’s returns were driven by a combination of its short- and intermediate-term municipal bond holdings, as well as a moderate cash allocation. The portfolio also offered potential for tax-exempt income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
American Funds Tax-Exempt Preservation Portfolio — Class F-2 *	4.53%	1.46%	1.88%
Bloomberg Municipal Bond Index †	4.17%	1.16%	2.42%
Bloomberg Municipal Bond 1-7 Year Blend Index †	4.34%	1.32%	1.82%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 395,000,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 395
Total number of portfolio holdings	4
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)
American Funds® Tax-Exempt Preservation Portfolio - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Tax-Exempt Preservation Portfolio
Class Name	Class F-3
Trading Symbol	TYEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about American Funds Tax-Exempt Preservation Portfolio (the "fund") for the period from November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225 .
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 4.53% for the year ended October 31, 2025. That result compares with a 4.34% gain for the Bloomberg Municipal Bond 1-7 Year Blend Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
During the fund’s fiscal year, U.S. municipal bonds posted strong returns. The Federal Reserve cut rates four times in response to persistent inflation and growing labor market weakness, driving short-term yields lower. Long-term municipal yields initially rose but finished the period lower amid strong investor demand and a steepening yield curve. Meanwhile, Treasury yields also declined after June, reflecting a shift toward safe-haven assets due to reduced issuance and economic slowdown concerns.
The fund’s returns were driven by a combination of its short- and intermediate-term municipal bond holdings, as well as a moderate cash allocation. The portfolio also offered potential for tax-exempt income and stability, consistent with the fund’s objectives.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
American Funds Tax-Exempt Preservation Portfolio — Class F-3 2	4.53%	1.56%	2.16%
Bloomberg Municipal Bond Index 3	4.17%	1.16%	2.56%
Bloomberg Municipal Bond 1-7 Year Blend Index 3	4.34%	1.32%	2.01%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 395,000,000
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 395
Total number of portfolio holdings	4
Total advisory fees paid (in millions)	None
Portfolio turnover rate	15%

Holdings [Text Block]	Portfolio holdings by fund type (percent of net assets)

[1]	Annualized.